Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, see the “Compensation Discussion and Analysis” above.

Year	Summary Compensation Table Total for Mr. Hart ($) (1)	Summary Compensation Table Total for Mr. Brem ($) (1)	Compensation Actually Paid to Mr. Hart ($) (2)	Compensation Actually Paid to Mr. Brem ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in thousands) (7)	Fee- Related Earnings ($ in thousands) (8)
							TSR ($) (5)	Peer Group TSR ($) (6)
2025	$4,705,412	N/A	$5,528,770	N/A	$3,581,133	$4,079,119	$231.39	$206.80	$(172,827)	$312,204
2024	$2,720,523	N/A	$3,523,650	N/A	$1,967,272	$2,247,099	$155.14	$182.85	$167,820	$189,793
2023	$3,595,256	N/A	$2,353,504	N/A	$3,202,157	$2,688,046	$101.29	$138.32	$(45,275)	$156,158
2022	$6,210,738	$6,044,087	$5,884,459	$6,044,087	$5,994,832	$5,911,642	$134.05	$153.12	$484,281	$122,242
2021	$1,640,876	$2,740,522	$8,816,974	$2,740,522	$2,586,942	$7,349,794	$141.36	$140.46	$314,593	$89,484

(1)
Messrs. Hart and Brem served as
Co-Chief
Executive Officers during fiscal 2021 and fiscal 2022 until January 1, 2022, at which point Mr. Brem transitioned to Executive Chairman and
Mr. Hart
became the sole Chief Executive Officer. The dollar amounts reported in these columns represent the amounts reported for Messrs. Hart and Brem as total compensation in our Summary Compensation Table for each of the corresponding fiscal years. See “Executive Compensation Tables—Summary Compensation Table.”

(2)
The dollar amounts reported in this column represent the “compensation actually paid” to Mr. Hart, as computed in accordance with
Item
402(v) of Regulation
S-K
and do not reflect the total compensation actually realized or received by Mr. Hart. In accordance with these rules, these amounts reflect total compensation as reported in the Summary Compensation Table for each fiscal year, adjusted as shown below for fiscal 2025. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate
fair values did not materially differ from those disclosed at the time of grant.

2025
Summary Compensation Table Total	$4,705,412
Less, value of “Stock Awards” reported in Summary Compensation Table	$(450,023)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$437,949
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$417,990
Plus (less), change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	$417,442
Compensation Actually Paid to Mr. Hart	$5,528,770

(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Messrs. Hart and Brem) as total compensation in our Summary Compensation Table for each of the corresponding fiscal years. The names of each of the NEOs included for these purposes is as follows: (i) for fiscal 2025, Messrs. Park, Ment, Fernandez, and McCabe; (ii) for fiscal 2024, Messrs. Park, Ment, Fernandez, McCabe and Randel; (iii) for fiscal 2023 and fiscal 2022, Messrs. Randel, Ment, Fernandez and McCabe; and (iv) for fiscal 2021, Messrs. Ment and McCabe.

(4)
The dollar amounts reported in this column represent the “compensation actually paid” to the NEOs as a group (excluding Messrs. Hart and Brem), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with these rules, these amounts reflect total compensation as reported in the Summary Compensation Table for each fiscal year, adjusted as shown below for fiscal 2025. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

2025
Average Summary Compensation Table Total	$3,581,133
Less, average value of “Stock Awards” reported in Summary Compensation Table	$(299,600)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$291,561
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$200,957
Plus (less), average change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	$305,068
Average Compensation Actually Paid to Non-PEO NEOs	$4,079,119

(5)
Total Shareholder Return (TSR) is calculated by
dividing
(a) the
sum
of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table
is September 16, 2020, the date of the Company’s initial public offering.

(6)	The peer group used for this purpose is the following published industry index: Dow Jones US Asset Managers Index.
(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
The dollar amounts reported represent the amount of FRE for the applicable year. FRE is a non-GAAP
performance measure and is comprised of fee revenues, less adjusted expenses which are operating expenses other than (a) performance fee-related
compensation, (b) equity-based compensation for awards granted prior to and in connection with our IPO, profits interests issued by our non-wholly
owned subsidiaries, and unrealized
mark-to-market
changes in the fair value of the profits interests issued in connection with the arrangements we entered into with the StepStone Private Wealth management team in November 2022, (c) amortization of intangibles, (d) charges associated with acquisitions and transactions, and (e) certain other items that we believe are not indicative of our core operating performance. FRE is presented before income taxes.

Company Selected Measure Name	FRE
Named Executive Officers, Footnote	The names of each of the NEOs included for these purposes is as follows: (i) for fiscal 2025, Messrs. Park, Ment, Fernandez, and McCabe; (ii) for fiscal 2024, Messrs. Park, Ment, Fernandez, McCabe and Randel; (iii) for fiscal 2023 and fiscal 2022, Messrs. Randel, Ment, Fernandez and McCabe; and (iv) for fiscal 2021, Messrs. Ment and McCabe.
Peer Group Issuers, Footnote	The peer group used for this purpose is the following published industry index: Dow Jones US Asset Managers Index.
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the “compensation actually paid” to Mr. Hart, as computed in accordance with
Item
402(v) of Regulation
S-K
and do not reflect the total compensation actually realized or received by Mr. Hart. In accordance with these rules, these amounts reflect total compensation as reported in the Summary Compensation Table for each fiscal year, adjusted as shown below for fiscal 2025. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate
fair values did not materially differ from those disclosed at the time of grant.

2025
Summary Compensation Table Total	$4,705,412
Less, value of “Stock Awards” reported in Summary Compensation Table	$(450,023)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$437,949
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$417,990
Plus (less), change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	$417,442
Compensation Actually Paid to Mr. Hart	$5,528,770

Non-PEO NEO Average Total Compensation Amount	$ 3,581,133	$ 1,967,272	$ 3,202,157	$ 5,994,832	$ 2,586,942
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,079,119	2,247,099	2,688,046	5,911,642	7,349,794
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the “compensation actually paid” to the NEOs as a group (excluding Messrs. Hart and Brem), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with these rules, these amounts reflect total compensation as reported in the Summary Compensation Table for each fiscal year, adjusted as shown below for fiscal 2025. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

2025
Average Summary Compensation Table Total	$3,581,133
Less, average value of “Stock Awards” reported in Summary Compensation Table	$(299,600)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$291,561
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$200,957
Plus (less), average change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	$305,068
Average Compensation Actually Paid to Non-PEO NEOs	$4,079,119

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described further under “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects our performance-based compensation culture. Although a large portion of our executive compensation program relies heavily on equity ownership and carried interest awards to create a direct link between the compensation realized by our NEOs and the interests of our shareholders and our clients, our annual bonus program utilizes a number of financial and non-financial
performance measures to link executive compensation actually paid for fiscal 2025 to the Company’s performance:

•	FRE ;

•	FRE margin ;

•	FEAUM ;

•	adjusted net income per share ;

•	client relationship management ; and

•	t eam and culture management .

Total Shareholder Return Amount	$ 231.39	155.14	101.29	134.05	141.36
Peer Group Total Shareholder Return Amount	206.8	182.85	138.32	153.12	140.46
Net Income (Loss)	$ (172,827,000)	$ 167,820,000	$ (45,275,000)	$ 484,281,000	$ 314,593,000
Company Selected Measure Amount	312,204,000	189,793,000	156,158,000	122,242,000	89,484,000
PEO Name	Mr. Hart
Measure:: 1
Pay vs Performance Disclosure
Name	FRE
Non-GAAP Measure Description	FRE is a
non-GAAP
performance measure and is comprised of fee revenues, less adjusted expenses which are operating expenses other than (a) performance fee-related
compensation, (b) equity-based compensation for awards granted prior to and in connection with our IPO, profits interests issued by our non-wholly
owned subsidiaries, and unrealized
mark-to-market
	changes in the fair value of the profits interests issued in connection with the arrangements we entered into with the StepStone Private Wealth management team in November 2022, (c) amortization of intangibles, (d) charges associated with acquisitions and transactions, and (e) certain other items that we believe are not indicative of our core operating performance. FRE is presented before income taxes.
Measure:: 2
Pay vs Performance Disclosure
Name	FRE margin
Measure:: 3
Pay vs Performance Disclosure
Name	FEAUM
Measure:: 4
Pay vs Performance Disclosure
Name	adjusted net income per share
Measure:: 5
Pay vs Performance Disclosure
Name	client relationship management
Measure:: 6
Pay vs Performance Disclosure
Name	team and culture management
Mr. Hart [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,705,412	$ 2,720,523	$ 3,595,256	$ 6,210,738	$ 1,640,876
PEO Actually Paid Compensation Amount	5,528,770	$ 3,523,650	$ 2,353,504	5,884,459	8,816,974
Mr. Brem [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				6,044,087	2,740,522
PEO Actually Paid Compensation Amount				$ 6,044,087	$ 2,740,522
PEO | Mr. Hart [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(450,023)
PEO | Mr. Hart [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	437,949
PEO | Mr. Hart [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	417,990
PEO | Mr. Hart [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	417,442
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(299,600)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	291,561
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	200,957
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 305,068